CAPITALIZED SOFTWARE (Tables) - Freight App Inc [Member]	12 Months Ended
Dec. 31, 2021
SCHEDULE OF CAPITALIZED SOFTWARE

Capitalized software consists of the following at:

	December 31, 2021	December 31, 2020
Capitalized software	$2,548,817	$2,338,367
Accumulated amortization	(2,203,548)	(1,918,479)
Net carrying amount	345,269	419,888
Capitalized software in-process	245,733	-
Capitalized software, net	$591,002	$419,888

SCHEDULE OF ESTIMATED AMORTIZATION CAPITALIZED SOFTWARE	Estimated amortization for capitalized software for future periods is as follows:
Year Ended December 31,
2022	$203,191
2023	103,964
2024	38,114
$345,269